Debt Service Coverage Ratio for Fixed Rate Restricted Commercial Mortgage Loans by Property Type (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 5,904	$ 5,912	$ 6,140
% of total	100.00%	100.00%	100.00%
Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,953	1,895	1,898
% of total	33.00%	32.00%	31.00%
Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,584	1,603	1,707
% of total	27.00%	27.00%	28.00%
Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	1,595	1,580	1,590
% of total	27.00%	27.00%	26.00%
Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	542	552	641
% of total	9.00%	9.00%	10.00%
Mixed use/other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	230	282	304
% of total	4.00%	5.00%	5.00%
Fixed Rate Restricted Commercial Mortgage Loans
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	325	342	413
% of total	100.00%	100.00%	100.00%
Weighted-average loan-to-value	36.00%	37.00%	41.00%
Fixed Rate Restricted Commercial Mortgage Loans | Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	131	140	161
Fixed Rate Restricted Commercial Mortgage Loans | Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	77	81	99
Fixed Rate Restricted Commercial Mortgage Loans | Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	61	63	86
Fixed Rate Restricted Commercial Mortgage Loans | Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	53	53	60
Fixed Rate Restricted Commercial Mortgage Loans | Mixed use/other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	3	5	7
Less than 1.00 | Fixed Rate Restricted Commercial Mortgage Loans
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	15	18	44
% of total	5.00%	5.00%	10.00%
Weighted-average loan-to-value	53.00%	51.00%	73.00%
Less than 1.00 | Fixed Rate Restricted Commercial Mortgage Loans | Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	5	5	5
Less than 1.00 | Fixed Rate Restricted Commercial Mortgage Loans | Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	6	9	15
Less than 1.00 | Fixed Rate Restricted Commercial Mortgage Loans | Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	4	4	12
Less than 1.00 | Fixed Rate Restricted Commercial Mortgage Loans | Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0	12
Less than 1.00 | Fixed Rate Restricted Commercial Mortgage Loans | Mixed use/other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
1.00 - 1.25 | Fixed Rate Restricted Commercial Mortgage Loans
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	60	62	64
% of total	18.00%	18.00%	16.00%
Weighted-average loan-to-value	48.00%	53.00%	48.00%
1.00 - 1.25 | Fixed Rate Restricted Commercial Mortgage Loans | Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	16	16	17
1.00 - 1.25 | Fixed Rate Restricted Commercial Mortgage Loans | Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	7	4	10
1.00 - 1.25 | Fixed Rate Restricted Commercial Mortgage Loans | Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	22	22	23
1.00 - 1.25 | Fixed Rate Restricted Commercial Mortgage Loans | Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	15	20	14
1.00 - 1.25 | Fixed Rate Restricted Commercial Mortgage Loans | Mixed use/other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
1.26 - 1.50 | Fixed Rate Restricted Commercial Mortgage Loans
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	71	73	81
% of total	22.00%	21.00%	20.00%
Weighted-average loan-to-value	38.00%	37.00%	39.00%
1.26 - 1.50 | Fixed Rate Restricted Commercial Mortgage Loans | Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	32	34	49
1.26 - 1.50 | Fixed Rate Restricted Commercial Mortgage Loans | Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	16	14	21
1.26 - 1.50 | Fixed Rate Restricted Commercial Mortgage Loans | Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	10	14	4
1.26 - 1.50 | Fixed Rate Restricted Commercial Mortgage Loans | Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	13	11	7
1.26 - 1.50 | Fixed Rate Restricted Commercial Mortgage Loans | Mixed use/other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	0	0
1.51 - 2.00 | Fixed Rate Restricted Commercial Mortgage Loans
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	98	108	146
% of total	30.00%	32.00%	35.00%
Weighted-average loan-to-value	32.00%	31.00%	36.00%
1.51 - 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	35	36	62
1.51 - 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	29	37	23
1.51 - 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	20	12	37
1.51 - 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	14	21	22
1.51 - 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Mixed use/other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	0	2	2
Greater than 2.00 | Fixed Rate Restricted Commercial Mortgage Loans
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	81	81	78
% of total	25.00%	24.00%	19.00%
Weighted-average loan-to-value	28.00%	29.00%	28.00%
Greater than 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Retail
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	43	49	28
Greater than 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Industrial
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	19	17	30
Greater than 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Office
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	5	11	10
Greater than 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Apartments
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	11	1	5
Greater than 2.00 | Fixed Rate Restricted Commercial Mortgage Loans | Mixed use/other
Distribution of Commercial Mortgage Loans [Line Items]
Commercial mortgage loans, recorded investment	$ 3	$ 3	$ 5